Cash and Cash Equivalents: (Details 1) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 4,808,086	$ 6,367,049
Money market funds	72,098	72,098
Total	$ 4,880,184	$ 6,439,147